UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          (813) 791-7333

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


DoubleLine Income Solutions Fund
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 CALFRAC WELL SERVICES LTD                                                                   Agenda Number:  935807341
--------------------------------------------------------------------------------------------------------------------------
        Security:  129584405
    Meeting Type:  Annual and Special
    Meeting Date:  09-May-2023
          Ticker:  CFWFF
            ISIN:  CA1295844056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director - Ronald P. Mathison                 Mgmt          For                            For

1B     Election of Director - Douglas R. Ramsay                  Mgmt          For                            For

1C     Election of Director - George S. Armoyan                  Mgmt          For                            For

1D     Election of Director - Anuroop Duggal                     Mgmt          For                            For

1E     Election of Director - Charles Pellerin                   Mgmt          For                            For

1F     Election of Director - Pat Powell                         Mgmt          For                            For

1G     Election of Director - Chetan Mehta                       Mgmt          For                            For

1H     Election of Director - Holly A. Benson                    Mgmt          For                            For

2      To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       auditors of the Company.

3      To consider and, if thought advisable, to                 Mgmt          For                            For
       pass a resolution to approve the
       unallocated options, rights and other
       entitlements under the Company's Omnibus
       Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 INTELSAT S.A.                                                                               Agenda Number:  935878491
--------------------------------------------------------------------------------------------------------------------------
        Security:  L5217E120
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2023
          Ticker:
            ISIN:  LU2445093128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approval of the statutory stand-alone                     Mgmt          For                            For
       financial statements

3.     Approval of the consolidated financial                    Mgmt          For                            For
       statements

4.     Approval of discharge (quitus) to directors               Mgmt          For                            For
       for proper performance of their duties

5.     Approval of carry forward of net results                  Mgmt          For                            For

6.     Confirmation of David Wajsgras (co-opted)                 Mgmt          For                            For
       as director

7.     Confirmation of David Mack (co-opted) as                  Mgmt          For                            For
       director

8a.    Re-election of Director: Roy Chestnutt                    Mgmt          For                            For

8b.    Re-election of Director: Lisa Hammitt                     Mgmt          For                            For

8c.    Re-election of Director: David Mack                       Mgmt          For                            For

8d.    Re-election of Director: Marc Montagner                   Mgmt          For                            For

8e.    Re-election of Director: Easwaran Sundaram                Mgmt          For                            For

8f.    Re-election of Director: David Wajsgras                   Mgmt          For                            For

8g.    Re-election of Director: Jinhy Yoon                       Mgmt          For                            For

9.     Ratification of directors' remuneration for               Mgmt          For                            For
       2022

10.    Approval of directors' remuneration for                   Mgmt          For                            For
       2023

11.    Approval of re-appointment of KPMG Audit                  Mgmt          For                            For
       S.a r.l. as approved statutory auditor

12.    Approval of share repurchases and treasury                Mgmt          For                            For
       share holdings, pursuant to and in line
       with Article 9 of the articles of
       association of the Company (relating to
       communication laws)




--------------------------------------------------------------------------------------------------------------------------
 PETRA DIAMONDS LTD                                                                          Agenda Number:  716163629
--------------------------------------------------------------------------------------------------------------------------
        Security:  G70278208
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2022
          Ticker:
            ISIN:  BMG702782084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ACCEPT FINANCIAL STATEMENTS AND STATUTORY                 Mgmt          No vote
       REPORTS

2      APPROVE REMUNERATION REPORT                               Mgmt          No vote

3      REAPPOINT BDO LLP AS AUDITORS                             Mgmt          No vote

4      AMEND REMUNERATION POLICY AND COMPANY'S                   Mgmt          No vote
       2021 PERFORMANCE SHARE PLAN

5      AUTHORISE BOARD TO FIX REMUNERATION OF                    Mgmt          No vote
       AUDITORS

6      RE-ELECT PETER HILL AS DIRECTOR                           Mgmt          No vote

7      RE-ELECT RICHARD DUFFY AS DIRECTOR                        Mgmt          No vote

8      RE-ELECT JACQUES BREYTENBACH AS DIRECTOR                  Mgmt          No vote

9      RE-ELECT VARDA SHINE AS DIRECTOR                          Mgmt          No vote

10     RE-ELECT OCTAVIA MATLOA AS DIRECTOR                       Mgmt          No vote

11     RE-ELECT BERNARD PRYOR AS DIRECTOR                        Mgmt          No vote

12     RE-ELECT DEBORAH GUDGEON AS DIRECTOR                      Mgmt          No vote

13     RE-ELECT ALEXANDRA WATSON AS DIRECTOR                     Mgmt          No vote

14     RE-ELECT JOHANNES BHATT AS DIRECTOR                       Mgmt          No vote

15     ELECT JON DUDAS AS DIRECTOR                               Mgmt          No vote

16     AUTHORISE ISSUE OF EQUITY                                 Mgmt          No vote

17     AMEND COMPANY'S BYE-LAWS                                  Mgmt          No vote

18     APPROVE REDUCTION OF SHARE PREMIUM ACCOUNT                Mgmt          No vote

19     AUTHORISE ISSUE OF EQUITY WITHOUT                         Mgmt          No vote
       PRE-EMPTIVE RIGHTS




--------------------------------------------------------------------------------------------------------------------------
 SUMMIT MIDSTREAM PARTNERS, LP                                                               Agenda Number:  935804410
--------------------------------------------------------------------------------------------------------------------------
        Security:  866142409
    Meeting Type:  Annual
    Meeting Date:  10-May-2023
          Ticker:  SMLP
            ISIN:  US8661424098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Heath Deneke                                           Mgmt          For                            For
       Robert J. McNally                                         Mgmt          For                            For
       M. Woung-Chapman                                          Mgmt          For                            For

2.     Ratification of Independent Registered                    Mgmt          For                            For
       Public Accounting Firm.

3.     Approval of Advisory Resolution on                        Mgmt          For                            For
       Executive Compensation.




--------------------------------------------------------------------------------------------------------------------------
 UPL CORP LTD                                                                                Agenda Number:  716256676
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96177AC0
    Meeting Type:  BOND
    Meeting Date:  17-Nov-2022
          Ticker:
            ISIN:  XS2125139464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      THAT THIS MEETING (THE "MEETING") OF THE                  Mgmt          No vote
       HOLDERS OF THE U.S.USD400,000,000,000
       PERPETUAL SUBORDINATED CAPITAL SECURITIES
       (ISIN: XS2125139464; COMMON CODE:
       212513946) (THE "SECURITIES") OF UPL
       CORPORATION LIMITED (THE "ISSUER"),
       PURSUANT TO THE TRUST DEED, BY
       EXTRAORDINARY RESOLUTION HEREBY: (A)
       CONSENT TO THE EXECUTION OF THE
       SUPPLEMENTAL TRUST DEED BY THE ISSUER'S
       SUBSIDIARY, UPL LTD (THE "SUBSIDIARY
       GUARANTOR"), TO PROVIDE A SUBORDINATED
       GUARANTEE ON THE DUE AND PUNCTUAL PAYMENT
       OF THE PRINCIPAL OF AND INTEREST (INCLUDING
       ANY ACCRUED AND UNPAID INTEREST AND ANY
       ARREARS OF INTEREST) ON THE SECURITIES AND
       OF ANY OTHER AMOUNTS PAYABLE BY THE ISSUER
       UNDER THE TRUST DEED; (B) AUTHORISES,
       DIRECTS AND REQUESTS THE ISSUER TO ENTER
       INTO AND DO ALL SUCH OTHER DEEDS,
       INSTRUMENTS, ACTS AND THINGS AS MAY BE
       NECESSARY, DESIRABLE OR EXPEDIENT TO CARRY
       OUT AND GIVE EFFECT TO THIS EXTRAORDINARY
       RESOLUTION AND THE IMPLEMENTATION OF THE
       PROPOSAL; (C) SANCTIONS AND ASSENTS TO
       EVERY ABROGATION, AMENDMENT, MODIFICATION,
       COMPROMISE OR ARRANGEMENT IN RESPECT OF THE
       RIGHTS OF THE HOLDERS AGAINST THE ISSUER OR
       AGAINST ANY OF ITS PROPERTY WHETHER SUCH
       RIGHTS SHALL ARISE UNDER THE TRUST DEED OR
       OTHERWISE INVOLVED IN OR RESULTING FROM THE
       CONVENING OF THE MEETING, THE PROPOSAL,
       THIS EXTRAORDINARY RESOLUTION OR THEIR
       IMPLEMENTATION AND/OR THE AMENDMENTS TO THE
       TRUST DEED OR THEIR IMPLEMENTATION (D)
       ACKNOWLEDGES AND AGREES THAT THE
       IMPLEMENTATION OF THE PROPOSAL WILL BECOME
       EFFECTIVE AND THE EXECUTION OF THE
       SUPPLEMENTAL TRUST DEED WILL BE DONE UPON
       (I) THE PASSING OF THE EXTRAORDINARY
       RESOLUTION BY ELECTRONIC CONSENT OR AT THE
       MEETING; AND (II)(X) THE PASSING OF BOTH
       PROPOSALS FOR THE U.S.USD300,000,000 4.50
       PER CENT. SENIOR NOTES DUE 2028 (ISIN:
       XS1789391148; COMMON CODE: 178939114) (THE
       "2028 NOTES") AND THE U.S.USD500,000,000
       4.625 PER CENT. SENIOR NOTES DUE 2030
       (ISIN: XS2189565992; COMMON CODE:
       218956599) (THE "2030 NOTES") PURSUANT TO A
       SEPARATE CONSENT SOLICITATION EXERCISE (THE
       "SENIOR NOTES CONSENT SOLICITATIONS")
       CONCURRENTLY HELD WITH THIS CONSENT
       SOLICITATION AND (Y) THE IMPLEMENTATION OF
       THE PROPOSED REORGANIZATION CONTEMPLATED
       THEREIN; (E) SUBJECT TO SUB-PARAGRAPH (D),
       AUTHORISES, DIRECTS, REQUESTS, INSTRUCTS
       AND EMPOWERS THE TRUSTEE TO: (I) EXECUTE
       AND DELIVER THE SUPPLEMENTAL TRUST DEED;
       AND (II) CONCUR IN AND EXECUTE AND DO ALL
       SUCH OTHER DEEDS, INSTRUMENTS, ACTS AND
       THINGS AS MAY BE NECESSARY, DESIRABLE OR
       EXPEDIENT, IN THE SOLE DISCRETION OF THE
       TRUSTEE, TO CARRY OUT AND GIVE EFFECT TO
       THIS EXTRAORDINARY RESOLUTION AND THE
       IMPLEMENTATION OF THE PROPOSAL; AND (F)
       DISCHARGES, WAIVES AND EXONERATES THE
       TRUSTEE FROM ALL LOSS OR LIABILITY IN
       CONSENTING TO THE PROPOSAL AND FOR WHICH IT
       MAY HAVE BECOME OR MAY BECOME LIABLE UNDER
       THE TRUST DEED OR THE SECURITIES IN RESPECT
       OF ANY ACT OR OMISSION, INCLUDING, WITHOUT
       LIMITATION, IN CONNECTION WITH THE PROPOSAL
       AND THIS EXTRAORDINARY RESOLUTION OR ITS
       IMPLEMENTATION, OR THE IMPLEMENTATION OF
       THE APPROVALS, CONSENTS, AMENDMENTS,
       MODIFICATIONS, AUTHORISATIONS, DIRECTIONS,
       EMPOWERMENTS, SANCTIONS AND ASSENTS
       REFERRED TO IN THE PROPOSAL AND THIS
       EXTRAORDINARY RESOLUTION, AND AGREES AND
       CONFIRMS THAT THE TRUSTEE IS NOT REQUIRED
       TO REQUEST OR RECEIVE ANY LEGAL OPINIONS OR
       OFFICER'S CERTIFICATES IN RELATION TO THE
       PROPOSAL AND THIS EXTRAORDINARY RESOLUTION;
       (G) WAIVES IRREVOCABLY ANY CLAIM THAT THE
       HOLDERS MAY HAVE AGAINST THE TRUSTEE
       ARISING AS A RESULT OF ANY LOSS OR DAMAGE
       WHICH ANY HOLDER MAY SUFFER OR INCUR AS A
       RESULT OF THE TRUSTEE ACTING UPON THIS
       EXTRAORDINARY RESOLUTION (INCLUDING,
       WITHOUT LIMITATION, CIRCUMSTANCES WHERE IT
       IS SUBSEQUENTLY FOUND THAT THIS
       EXTRAORDINARY RESOLUTION IS NOT VALID OR
       BINDING ON THE HOLDERS OR THAT THERE IS A
       DEFECT IN THE PASSING OF THIS EXTRAORDINARY
       RESOLUTION) AND FURTHER CONFIRMS THAT THE
       HOLDERS WILL NOT SEEK TO HOLD THE TRUSTEE
       LIABLE FOR ANY SUCH LOSS OR DAMAGE AND THAT
       THE TRUSTEE SHALL BE RESPONSIBLE TO ANY
       PERSON FOR ACTING UPON THIS EXTRAORDINARY
       RESOLUTION; AND (H) AGREES AND UNDERTAKES
       TO INDEMNIFY AND HOLD HARMLESS THE TRUSTEE
       FROM AND AGAINST ALL LOSSES, LIABILITIES,
       COSTS, CHARGES AND EXPENSES WHICH MAY BE
       SUFFERED OR INCURRED BY IT AS A RESULT OF
       ANY CLAIMS (WHETHER OR NOT SUCCESSFUL,
       COMPROMISED OR SETTLED), ACTIONS, DEMANDS
       OR PROCEEDINGS BROUGHT AGAINST THE TRUSTEE
       AND AGAINST ALL LOSSES, COSTS, CHARGES OR
       EXPENSES (INCLUDING LEGAL FEES AND TAXES)
       WHICH THE TRUSTEE MAY SUFFER OR INCUR WHICH
       MAY IN ANY CASE ARISE AS A RESULT OF THE
       TRUSTEE ACTING IN ACCORDANCE WITH THIS
       EXTRAORDINARY RESOLUTION

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO VOTE               Non-Voting
       : 2,00,000 AND MULTIPLE: 1000




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL PLC                                                               Agenda Number:  935850176
--------------------------------------------------------------------------------------------------------------------------
        Security:  G48833118
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2023
          Ticker:  WFRD
            ISIN:  IE00BLNN3691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Benjamin C. Duster,                 Mgmt          For                            For
       IV

1b.    Election of Director: Neal P. Goldman                     Mgmt          For                            For

1c.    Election of Director: Jacqueline C.                       Mgmt          For                            For
       Mutschler

1d.    Election of Director: Girishchandra K.                    Mgmt          For                            For
       Saligram

1e.    Election of Director: Charles M. Sledge                   Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm and auditor for the
       financial year ending December 31, 2023 and
       KPMG Chartered Accountants, Dublin, as the
       Company's statutory auditor under Irish law
       to hold office until the close of the 2024
       AGM, and to authorize the Board of
       Directors of the Company, acting through
       the Audit Committee, to determine the
       auditors' remuneration.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President and Principal Executive Officer
Date                 08/29/2023